PRIVATECLIENT [Member] Expense Example - PRIVATE CLIENT - FEDFUND - Private Client Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	$ 1,228